Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While the Compensation Committee may grant equity-based awards at any of its scheduled meetings or by unanimous written consent, it generally establishes awards for executives at its last regularly scheduled meeting of the calendar year, except for awards related to promotions or new hires. Awards approved during scheduled meetings become effective and are priced as of the date of approval. Awards approved by unanimous written consent become effective and are priced as of a predetermined future date. All stock options have a per-share exercise price equal to the closing stock price on the NYSE on the date of the award. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards, and the Company’s release of material nonpublic information is not timed with the purpose of affecting the value of executive compensation.

Award Timing Method	While the Compensation Committee may grant equity-based awards at any of its scheduled meetings or by unanimous written consent, it generally establishes awards for executives at its last regularly scheduled meeting of the calendar year, except for awards related to promotions or new hires.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards, and the Company’s release of material nonpublic information is not timed with the purpose of affecting the value of executive compensation.